LEASES - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Carrying amounts of right-of-use assets
Balance, beginning of year	$ 182,306	$ 165,708
Additions and modifications, net of disposals (Note 9)	23,726	50,644
Amortization	(33,998)	(34,046)
Balance, end of year	$ 172,034	$ 182,306